UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21767

Alternative Investment Partners Absolute

Return Fund

(Exact Name of Registrant as specified in Charter)

100 Front Street, Suite 400

West Conshohocken, Pennsylvania 19428-2881

(Address of principal executive offices)

Joseph Benedetti, Esq.

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, NY 10036

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (212) 296-6970

Date of fiscal year end: December 31

Date of reporting period: March 31, 2015

Item 1.	Schedule of Investments.

The Registrant’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited)

March 31, 2015

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets
Investment Funds

Commodity Trading Advisors - Managed Futures
GSA QMS Fund LP	6/1/2011	$24,739,265	$30,437,613	5.19%
Robeco Transtrend Diversified Fund LLC	6/1/2008	11,489,931	15,799,621	2.69
Two Sigma Absolute Return Macro Enhanced Fund, LP	7/1/2014	13,300,000	14,404,615	2.45

Total Commodity Trading Advisors - Managed Futures		49,529,196	60,641,849	10.33

Distressed
Cerberus Partners, L.P.	11/1/2009	8,150,408	16,844,663	2.87
Cerberus SPV LLC	11/1/2009	4,985,852	10,844,788	1.85

Total Distressed		13,136,260	27,689,451	4.72

Equity Long/Short - High Hedge
Citadel Tactical Trading LLC	1/1/2008	6,401,324	36,053,195	6.14
Cormorant Global Healthcare Fund, LP	1/1/2015	142,523	222,302	0.04
Magnetar Equity Opportunities Fund LLC	2/1/2011	712,062	2,464,208	0.42
Millennium USA, L.P.	9/1/2008	4,268,218	8,574,611	1.46

Total Equity Long/Short - High Hedge		11,524,127	47,314,316	8.06

Equity Long/Short - Opportunistic
72 Capital Management, L.P.	2/1/2014	10,499	29,242	0.00
Anchor Bolt Fund, LP	2/1/2014	14,852,436	18,165,837	3.10
Lansdowne Developed Markets Fund, L.P.	5/1/2009	8,151,218	13,736,321	2.34
Pelham Long/Short Fund LP	7/1/2013	11,000,000	13,373,058	2.28
Quentec Partners, LP	10/1/2012	10,000,000	14,862,688	2.53
TPG-Axon Partners, LP	10/1/2007	17,347,527	19,388,266	3.30
Tyrian Global Opportunities Fund, LP	7/1/2013	17,000,000	16,937,444	2.89
Valinor Capital Partners, L.P.	7/1/2011	12,030,389	17,651,601	3.01

Total Equity Long/Short - Opportunistic		90,392,069	114,144,457	19.45

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited) (continued)

March 31, 2015

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets
Investment Funds (continued)

Event Driven Credit
Silver Point Capital Fund, L.P.	5/1/2007	$1,275,344	$365,023	0.06%

Total Event Driven Credit		1,275,344	365,023	0.06

Event Driven Equity
Ionic Event Driven Fund LLC	9/1/2013	20,500,000	21,771,044	3.71
Owl Creek Overseas Fund, Ltd.	2/1/2008	518,846	2,131,016	0.36

Total Event Driven Equity		21,018,846	23,902,060	4.07

Macro
Autonomy Global Macro Fund LP	6/1/2013	15,185,714	15,822,679	2.70
Brevan Howard L.P.	4/1/2009	3,788,172	4,965,738	0.85
Civic Capital Currency Fund, LP	4/1/2014	16,000,000	14,836,488	2.53
D.E. Shaw Oculus Fund, L.L.C.	11/1/2006	16,018,128	29,314,989	4.99
Discovery Global Opportunity Partners, L.P.	1/1/2008	11,965,438	20,080,120	3.42
Fortress Asia Macro Fund LP	7/1/2011	10,562,407	15,943,196	2.72
Stone Milliner Macro Fund L.P.	3/1/2015	15,000,000	15,256,500	2.60
Trient Global Macro Partners, L.P.	3/1/2013	16,160,848	15,265,075	2.60

Total Macro		104,680,707	131,484,785	22.41

Merger/Risk Arbitrage
Magnetar Global Event Driven Fund LLC	7/1/2011	16,500,000	18,515,527	3.15

Total Merger/Risk Arbitrage		16,500,000	18,515,527	3.15

Mortgage Arbitrage
Cerberus CMBS Opportunities Fund, L.P.	10/1/2014	17,500,000	17,838,145	3.04
Cerberus Global Residential Mortgage Opportunity Fund, L.P. (formerly Cerberus RMBS Opportunities Fund, L.P.)	2/1/2013	12,750,000	15,295,805	2.61
Midway Market Neutral Institutional Fund LLC	5/1/2014	11,521,288	13,721,498	2.34
Tilden Park Investment Fund LP	3/1/2012	12,140,857	21,554,566	3.67

Total Mortgage Arbitrage		53,912,145	68,410,014	11.66

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited) (continued)

March 31, 2015

Description	First Acquisition Date	Cost	Fair Value	Percent of Net Assets
Investment Funds (continued)

Multi-Strategy
Citadel Wellington LLC	8/1/2006	$14,904,235	$27,365,508	4.66%
D.E. Shaw Composite Fund, L.L.C.	1/1/2006	2,360,420	2,385,212	0.41
HBK Multi-Strategy Fund L.P.	11/1/2009	4,399,575	5,694,717	0.97
Magnetar Capital Fund, LP	1/1/2008	903,564	1,587,187	0.27
Magnetar Capital Fund II LP	1/1/2010	16,636,256	19,974,893	3.40
OZ Asia Domestic Partners, L.P.	1/1/2006	30,988	3,849	0.00
OZ Europe Domestic Partners II, L.P.	4/1/2007	198,749	34,228	0.01
Perry Partners, L.P.	11/1/2006	273,352	273,407	0.05
QVT Onshore LP	3/1/2012	13,744,805	15,387,401	2.62
QVT SLV Onshore Ltd.	3/1/2012	1,040,462	1,732,840	0.30
QVT Special Investment Onshore Fund, Ltd.	3/1/2012	554,594	786,080	0.13

Total Multi-Strategy		55,047,000	75,225,322	12.82

Other Directional
GKC Credit Opportunities, LP	10/1/2014	835,334	808,444	0.14

Total Other Directional		835,334	808,444	0.14

Relative Value Credit
KLS Credit Opportunities Fund LP	5/1/2013	7,500,000	9,563,900	1.63

Total Relative Value Credit		7,500,000	9,563,900	1.63

Statistical Arbitrage
BlueMatrix L.P.	10/1/2012	15,775,220	20,155,390	3.43
D.E. Shaw Valence Fund, L.L.C.	1/1/2015	5,799,999	6,205,675	1.06
GSA International Partners, L.P.	11/1/2012	5,611,589	7,613,820	1.30
HBK Quantitative Strategies Fund L.P.	4/1/2014	20,000,000	21,374,859	3.64
OxAm Quant Fund (US) LLC	2/1/2015	16,000,000	16,548,031	2.82
Two Sigma Spectrum U.S. Fund, LP	5/1/2011	17,196,680	24,994,989	4.26

Total Statistical Arbitrage		80,383,488	96,892,764	16.51

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited) (continued)

March 31, 2015

Description	Cost	Fair Value	Percent of Net Assets
Total Investments in Investment Funds	$505,734,516	$674,957,912	115.01%

Liabilities in excess of Other Assets		(88,110,279)	(15.01)

Total Net Assets		$586,847,633	100.00%

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

Alternative Investment Partners Absolute Return Fund

Schedule of Investments (Unaudited) (continued)

March 31, 2015

Strategy Allocation	Percent of Net Assets
Macro	22.41%
Equity Long/Short - Opportunistic	19.45
Statistical Arbitrage	16.51
Multi-Strategy	12.82
Mortgage Arbitrage	11.66
Commodity Trading Advisors - Managed Futures	10.33
Equity Long/Short - High Hedge	8.06
Distressed	4.72
Event Driven Equity	4.07
Merger/Risk Arbitrage	3.15
Relative Value Credit	1.63
Other Directional	0.14
Event Driven Credit	0.06

Total Investments in Investment Funds	115.01%

Notes to Schedule of Investments

Portfolio Valuation

The Board of Trustees (the “Board”) of Alternative Investment Partners Absolute Return Fund (the “Fund”) has approved procedures pursuant to which the Fund values its investments in Investment Funds at fair value, which ordinarily will be the amount equal to the Fund’s pro rata interest in the net assets of each such Investment Fund, as such value is supplied by, or on behalf of, the Investment Fund’s investment manager from time to time, usually monthly. Values received from, or on behalf of, the Investment Funds’ respective investment managers are typically estimates only, subject to subsequent revision by such investment managers. Such values are generally net of management fees and performance incentive fees or allocations payable to the Investment Funds’ managers or general partners pursuant to the Investment Funds’ operating agreements. The Investment Funds value their underlying investments in accordance with policies established by each Investment Fund, as described in each of their financial statements or offering memoranda. The Fund’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate.

The Fund’s investment adviser (the “Adviser”) has designed ongoing due diligence processes with respect to Investment Funds and their investment managers, which assist the Adviser in assessing the quality of information provided by, or on behalf of, each Investment Fund and in determining whether such information continues to be reliable or whether further investigation is necessary. Such investigation, as applicable, may or may not require the Adviser to forego its normal reliance on the value supplied by, or on behalf of, such Investment Fund and to determine independently the fair value of the Fund’s interest in such Investment Fund, consistent with the Fund’s fair valuation procedures.

Where no value is readily available from an Investment Fund or where a value supplied by an Investment Fund is deemed by the Adviser not to be indicative of its fair value, the Adviser will determine the fair value of the Investment Fund. In order to determine the fair value of these Investment Funds, the Adviser has established the Fund of Hedge Funds Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for determining and implementing the Fund’s valuation policies and procedures, which have been adopted by the Board and are subject to Board supervision. The Valuation Committee consists of voting members from Morgan Stanley’s accounting, financial reporting and risk management groups, and non-voting members from portfolio management, legal and compliance groups. A member of the portfolio management team may attend each Valuation Committee meeting to provide knowledge, insight, and recommendations on valuation issues. The portfolio management team will recommend to the Valuation Committee a fair value for an investment using valuation techniques such as a market approach or income approach. In applying these valuation techniques, the portfolio management team uses their knowledge of the Investment Fund, industry expertise, information obtained through communication with the Investment Fund’s investment manager, and available relevant information as it considers material. After consideration of the portfolio management team’s recommendation, the Valuation Committee will determine, in good faith, the fair value of the Investment Fund. The Valuation Committee shall meet at least annually to analyze changes in fair value measurements. Because of the inherent uncertainty of valuation, the fair values of the Fund’s investments may differ significantly from the values that would have been used had a ready market for these Investment Funds held by the Fund been available.

Fair Value of Financial Instruments

The fair value of the Fund’s assets and liabilities that qualify as financial instruments approximates the carrying amounts presented in the Schedule of Investments. Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. The Fund uses a three-tier hierarchy to distinguish between (a) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•

Level 2 – other significant observable inputs (including quoted prices for similar investments), fair value of investments for which the Fund has the ability to fully redeem tranches at net asset value as of the measurement date or within the near term or short-term investments that are valued at amortized cost

•

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) or fair value of investments for which the Fund does not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The units of account that are valued by the Fund are its interests in the Investment Funds or other financial instruments and not the underlying holdings of such Investment Funds or other financial instruments. Thus, the inputs used by the Fund to value its investments in each of the Investment Funds or other financial instruments may differ from the inputs used to value the underlying holdings of such Investment Funds or other financial instruments.

The Fund’s policy is to recognize transfers between Levels 1, 2, or 3 and transfers due to strategy reclassification, if any, as if they occurred as of the beginning of the reporting period. For the period from January 1, 2015 to March 31, 2015, the Fund did not have any transfers between Levels 1, 2, and 3.

The following is a summary of the inputs used for investment tranches as of March 31, 2015 in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Investment Funds
Commodity Trading Advisors - Managed Futures	$—	$60,641,849	$—	$60,641,849
Distressed	—	—	27,689,451	27,689,451
Equity Long/Short - High Hedge	—	38,739,705	8,574,611	47,314,316
Equity Long/Short - Opportunistic	—	73,828,059	40,316,398	114,144,457
Event Driven Credit	—	—	365,023	365,023
Event Driven Equity	—	14,976,245	8,925,815	23,902,060
Macro	—	115,662,106	15,822,679	131,484,785
Merger/Risk Arbitrage	—	—	18,515,527	18,515,527
Mortgage Arbitrage	—	13,721,498	54,688,516	68,410,014
Multi-Strategy	—	27,365,508	47,859,814	75,225,322
Other Directional	—	—	808,444	808,444
Relative Value Credit	—	9,563,900	—	9,563,900
Statistical Arbitrage	—	80,344,733	16,548,031	96,892,764

Total Investment Funds	$—	$434,843,603	$240,114,309	$674,957,912

The following is a reconciliation of Level 3 investment tranches for the period from January 1, 2015 to March 31, 2015:

Investment Funds	Balance as of December 31, 2014	Purchases	Sales	Net realized gain (loss)	Net change in unrealized appreciation/ depreciation	Balance as of March 31, 2015
Distressed	$28,250,794	$—	$(1,585,757)	$828,569	$195,845	$27,689,451
Equity Long/Short - High Hedge	10,782,576	—	(2,863,911)	1,440,772	(784,826)	8,574,611
Equity Long/Short - Opportunistic	39,782,202	2,200,000	(3,539,643)	1,355,799	518,040	40,316,398
Event Driven Credit	976,841	—	(643,365)	617,901	(586,354)	365,023
Event Driven Equity	8,751,548	—	—	—	174,267	8,925,815
Macro	14,094,144	2,000,000	—	—	(271,465)	15,822,679
Merger/Risk Arbitrage	18,320,142	—	—	—	195,385	18,515,527
Mortgage Arbitrage	54,298,130	—	—	—	390,386	54,688,516
Multi-Strategy	50,436,385	288,821	(3,760,016)	986,603	(91,979)	47,859,814
Other Directional	678,879	218,445	(48,580)	(13,410)	(26,890)	808,444
Statistical Arbitrage	—	16,000,000	—	—	548,031	16,548,031

Total Investment Funds	$226,371,641	$20,707,266	$(12,441,272)	$5,216,234	$260,440	$240,114,309

Net change in unrealized appreciation/ depreciation on Level 3 investment tranches still held as of March 31, 2015
Investment Funds
Distressed	$195,845
Equity Long/Short - High Hedge	(784,826)
Equity Long/Short - Opportunistic	518,040
Event Driven Credit	(586,354)
Event Driven Equity	174,267
Macro	(271,465)
Merger/Risk Arbitrage	195,385
Mortgage Arbitrage	390,386
Multi-Strategy	(91,979)
Other Directional	(26,890)
Statistical Arbitrage	548,031

Total Investment Funds	$260,440

Item 2.	Controls and Procedures

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in the form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)	There were no changes or corrective actions during the Registrant’s first fiscal quarter with regard to significant deficiencies or material weaknesses in the Registrant’s internal controls over financial reporting or in other factors that could materially affect the Registrant’s internal controls over financial reporting.

Item 3.	Exhibits

(a)	Certifications of Principal Executive Officer and Principal Financial Officer attached to the report as part of EX-99. CERT.

SIGNATURES

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Alternative Investment Partners Absolute Return Fund

By:	/s/ John H. Gernon
Name:	John H. Gernon
Title:	Principal Executive Officer
Date:	May 28, 2015

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John H. Gernon
Name:	John H. Gernon
Title:	Principal Executive Officer
Date:	May 28, 2015

By:	/s/ Noel Langlois
Name:	Noel Langlois
Title:	Principal Financial Officer
Date:	May 28, 2015